Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable – third parties	$ 12,656,589	$ 9,413,603	$ 12,259,209
Less: Provision for allowance for credit losses – third parties	(1,109,571)	(825,267)	(751,145)	$ (558,680)	$ (727,552)
Accounts receivable, net	$ 11,547,018	$ 8,588,336	$ 11,508,064